Summary of Business and Basis of Presentation (Details) - USD ($)	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Business and Basis of Presentation (Textual)
State of incorporation	Oklahoma
Date of incorporation	Feb. 05, 1999
Stockholder's deficit	$ (3,800,222)	$ (2,637,087)	$ (2,234,494)	$ (18,307,768)
Accumulated deficit	$ (78,055,519)	$ (75,244,112)	$ (74,543,629)